Columbia Variable Portfolio – Balanced Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	106,020	107,006
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	176,411	179,111
Affirm Asset Securitization Trust(a)
Series 2024-A Class 1A
02/15/2029	5.610%	4,125,000	4,141,933
Series 2024-A Class A
02/15/2029	5.610%	1,600,000	1,606,568
Series 2024-B Class A
09/15/2029	4.620%	1,500,000	1,505,560
Series 2024-X2 Class A
12/17/2029	5.220%	342,462	342,906
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	1,011,126	1,017,595
Apidos CLO XI(a),(b)
Series 2012-11A Class BR4
3-month Term SOFR + 1.650% Floor 1.650% 04/17/2034	5.972%	1,925,000	1,927,291
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2021-1A Class A
08/20/2027	1.380%	4,000,000	3,923,284
Bain Capital Credit CLO(a),(b)
Series 2019-1A Class AR2
3-month Term SOFR + 1.230% Floor 1.230% 04/19/2034	5.556%	1,350,000	1,351,932
Basswood Park CLO Ltd.(a),(b)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	5.053%	3,000,000	3,002,124
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	5.656%	115,868	116,199
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	5.856%	115,868	116,309
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/20/2031	5.727%	654,159	655,206
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	109,055	108,513
College Ave Student Loans Trust(a)
Series 2024-A Class A1A
06/25/2054	5.510%	3,396,974	3,450,625
Drive Auto Receivables Trust
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	1,118,060	1,116,485
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% Floor 1.020% 04/15/2031	5.599%	460,326	460,462
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	39,983	40,045
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	1,952,114	1,928,941
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	2,675,000	2,716,599
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.676%	1,425,000	1,428,420
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2024-19A Class A
3-month Term SOFR + 1.500% Floor 1.500% 04/20/2037	5.826%	2,750,000	2,759,342
GoodLeap Home Improvement Solutions Trust(a)
Series 2024-1A Class A
10/20/2046	5.350%	1,255,360	1,271,763
GreenSky Home Improvement Issuer Trust(a)
Series 2025-2A Class A4
06/25/2060	4.890%	3,195,691	3,212,519
Hilton Grand Vacations Trust(a)
Series 2019-AA Class A
07/25/2033	2.340%	140,620	138,984
Madison Park Funding XLII Ltd.(a),(b),(c)
Series 2013A Class AR2
3-month Term SOFR + 0.920% 11/21/2030	4.946%	2,700,000	2,701,180

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	5.737%	427,567	428,196
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	6.056%	3,600,000	3,604,320
Marlette Funding Trust(a)
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	1,214,429	1,220,160
MMP Capital LLC(a)
Series 2025-A Class A
12/15/2031	5.360%	1,533,255	1,544,969
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	589,213	605,802
Series 2025-1 Class A
12/22/2042	6.250%	1,000,000	1,000,000
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	171,356	171,828
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class AR2
3-month Term SOFR + 1.290% Floor 1.290% 01/22/2038	5.622%	1,375,000	1,380,251
Series 2021-8A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/20/2038	5.606%	650,000	652,084
OHA Credit Partners XVII Ltd.(a),(b)
Series 2020-6A Class AR2
3-month Term SOFR + 1.330% Floor 1.330% 10/20/2037	5.656%	2,600,000	2,605,886
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	3,625,000	3,706,246
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	48,318	48,364
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	334,099	336,654
Series 2024-6 Class A
11/15/2031	6.093%	321,468	323,251
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-5 Class B
03/15/2033	5.440%	2,000,000	2,016,128
Series 2025-6 Class B
04/15/2033	4.883%	1,650,000	1,647,630
Series 2025-R2 Class A
10/15/2032	4.865%	2,291,718	2,298,787
Pagaya AI Debt Selection Trust(a)
Series 2021-HG1 Class A
01/16/2029	1.220%	4,106	4,101
Series 2024-7 Class A
12/15/2031	6.117%	1,467,721	1,484,030
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	1,665,486	1,687,983
Pagaya AI Debt Trust(a)
Series 2023-8 Class A
06/16/2031	7.299%	75,739	76,845
Series 2024-1 Class A
07/15/2031	6.660%	166,060	167,628
Series 2024-2 Class A
08/15/2031	6.319%	195,835	197,778
Series 2024-3 Class A
10/15/2031	6.258%	1,148,148	1,154,141
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class B
05/15/2028	5.710%	791,902	794,011
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	1,125,000	1,135,076
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	15,071	15,077
Reach ABS Trust(a)
Series 2025-1A Class A
08/16/2032	4.960%	547,979	549,503
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	201,561	199,536
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	229,918	231,967
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	70,298	70,123
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	1,620,013	1,628,443
Series 2024-A Class A4
01/22/2029	5.240%	1,300,000	1,308,549
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Theorem Funding Trust(a)
Series 2023-1A Class A
04/15/2029	7.580%	13,379	13,393
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST4 Class A
08/16/2032	5.495%	928,165	932,082
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	259,130	259,560
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	295,306	296,174
Series 2025-3 Class A1
08/20/2026	4.503%	1,305,000	1,305,571
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	1,650,000	1,668,313
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	825,000	828,255
Total Asset-Backed Securities — Non-Agency (Cost $80,303,986)			80,925,597

Commercial Mortgage-Backed Securities - Non-Agency 1.8%

BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	5.563%	2,175,000	2,166,842
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	1,175,000	1,162,548
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	525,000	446,274
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	2,975,000	2,961,789
GS Mortgage Securities Corp. II(a),(d)
Series 2023-SHIP Class A
09/10/2038	4.322%	1,125,000	1,122,615
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	625,000	608,799
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month Term SOFR + 2.214% Floor 2.100% 10/15/2036	6.365%	825,000	820,915
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	1,030,332	1,000,905
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	6,236,722	6,065,887
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	2,250,000	2,205,539
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	6.465%	1,100,000	1,077,752
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	7.015%	425,000	414,135
Progress Residential Trust(a)
Series 2024-SFR1 Class A
02/17/2041	3.350%	1,537,757	1,484,790
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	1,830,000	1,788,044
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.700%	3,325,000	3,300,440
STAR Trust(a),(b)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2039	6.100%	1,900,000	1,902,018
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	650,000	636,721
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	1,075,000	1,013,699
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $30,897,151)			30,179,712

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)

Common Stocks 60.8%
Issuer	Shares	Value ($)
Communication Services 8.5%
Entertainment 2.1%
Electronic Arts, Inc.	101,874	20,547,986
Take-Two Interactive Software, Inc.(e)	19,684	5,085,558
Walt Disney Co. (The)	88,640	10,149,280
Total		35,782,824
Interactive Media & Services 5.8%
Alphabet, Inc., Class A	124,224	30,198,855
Alphabet, Inc., Class C	111,108	27,060,353
Meta Platforms, Inc., Class A	46,703	34,297,749
Pinterest, Inc., Class A(e)	157,785	5,075,944
Total		96,632,901
Wireless Telecommunication Services 0.6%
T-Mobile US, Inc.	41,556	9,947,675
Total Communication Services		142,363,400
Consumer Discretionary 5.2%
Automobiles 0.8%
Tesla, Inc.(e)	31,654	14,077,167
Broadline Retail 3.4%
Amazon.com, Inc.(e)	218,931	48,070,680
eBay, Inc.	103,518	9,414,962
Total		57,485,642
Hotels, Restaurants & Leisure 0.4%
Starbucks Corp.	79,005	6,683,823
Household Durables 0.2%
PulteGroup, Inc.	19,578	2,586,841
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	34,871	2,431,555
Tapestry, Inc.	32,134	3,638,211
Total		6,069,766
Total Consumer Discretionary		86,903,239
Consumer Staples 1.3%
Consumer Staples Distribution & Retail 0.7%
Walmart, Inc.	112,830	11,628,260
Household Products 0.6%
Procter & Gamble Co. (The)	67,002	10,294,857
Total Consumer Staples		21,923,117
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.9%
Oil, Gas & Consumable Fuels 1.9%
Chevron Corp.	88,032	13,670,489
ConocoPhillips Co.	103,337	9,774,647
EOG Resources, Inc.	69,991	7,847,391
Total		31,292,527
Total Energy		31,292,527
Financials 9.0%
Banks 3.7%
Bank of America Corp.	417,123	21,519,375
JPMorgan Chase & Co.	79,013	24,923,071
Wells Fargo & Co.	179,029	15,006,211
Total		61,448,657
Capital Markets 2.4%
Blackrock, Inc.	14,929	17,405,273
Charles Schwab Corp. (The)	61,326	5,854,793
Morgan Stanley	64,819	10,303,629
S&P Global, Inc.	15,179	7,387,771
Total		40,951,466
Consumer Finance 0.6%
American Express Co.	30,187	10,026,914
Financial Services 1.6%
Block, Inc., Class A(e)	60,007	4,336,706
MasterCard, Inc., Class A	16,749	9,526,998
Visa, Inc., Class A	39,687	13,548,348
Total		27,412,052
Insurance 0.7%
Aon PLC, Class A	31,321	11,168,442
Total Financials		151,007,531
Health Care 5.9%
Biotechnology 1.2%
AbbVie, Inc.	35,320	8,177,993
Vertex Pharmaceuticals, Inc.(e)	29,791	11,667,347
Total		19,845,340
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.9%
Abbott Laboratories	97,071	13,001,690
Boston Scientific Corp.(e)	47,755	4,662,320
Cooper Cos, Inc. (The)(e)	76,537	5,247,377
Zimmer Biomet Holdings, Inc.	81,312	8,009,232
Total		30,920,619
Health Care Providers & Services 0.6%
Cigna Group (The)	18,754	5,405,841
Henry Schein, Inc.(e)	81,163	5,386,788
Total		10,792,629
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	44,266	5,681,541
Thermo Fisher Scientific, Inc.	20,514	9,949,700
Total		15,631,241
Pharmaceuticals 1.3%
Eli Lilly & Co.	27,520	20,997,760
Total Health Care		98,187,589
Industrials 5.3%
Aerospace & Defense 1.6%
Boeing Co. (The)(e)	58,672	12,663,178
General Electric Co.	19,431	5,845,233
RTX Corp.	46,705	7,815,148
Total		26,323,559
Building Products 0.4%
Carrier Global Corp.	118,076	7,049,137
Electrical Equipment 0.7%
Eaton Corp. PLC	19,778	7,401,916
GE Vernova, Inc.	8,773	5,394,518
Total		12,796,434
Ground Transportation 0.9%
Uber Technologies, Inc.(e)	152,664	14,956,492
Industrial Conglomerates 0.7%
Honeywell International, Inc.	54,137	11,395,839
Machinery 0.6%
Parker-Hannifin Corp.	6,316	4,788,475
Stanley Black & Decker, Inc.	64,551	4,798,076
Total		9,586,551
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.4%
Jacobs Solutions, Inc.	46,916	7,030,832
Total Industrials		89,138,844
Information Technology 21.3%
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity PLC	52,357	11,493,932
IT Services 0.6%
MongoDB, Inc.(e)	13,126	4,074,048
Okta, Inc.(e)	64,366	5,902,362
Total		9,976,410
Semiconductors & Semiconductor Equipment 8.8%
Applied Materials, Inc.	60,612	12,409,701
Broadcom, Inc.	81,136	26,767,578
Lam Research Corp.	67,455	9,032,224
Marvell Technology, Inc.	49,591	4,169,115
Microchip Technology, Inc.	40,204	2,581,901
NVIDIA Corp.	469,408	87,582,145
ON Semiconductor Corp.(e)	98,720	4,867,883
Total		147,410,547
Software 6.7%
Intuit, Inc.	21,966	15,000,801
Microsoft Corp.	160,595	83,180,180
Palo Alto Networks, Inc.(e)	22,567	4,595,093
Synopsys, Inc.(e)	17,399	8,584,493
Total		111,360,567
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	251,624	64,071,019
Dell Technologies, Inc.	83,814	11,882,311
Total		75,953,330
Total Information Technology		356,194,786
Materials 0.3%
Chemicals 0.3%
International Flavors & Fragrances, Inc.	61,217	3,767,294
Sherwin-Williams Co. (The)	4,502	1,558,863
Total		5,326,157
Total Materials		5,326,157

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.7%
Real Estate Management & Development 0.0%
CoStar Group, Inc.(e)	11,630	981,223
Specialized REITs 0.7%
American Tower Corp.	29,499	5,673,248
Equinix, Inc.	7,791	6,102,223
Total		11,775,471
Total Real Estate		12,756,694
Utilities 1.4%
Multi-Utilities 1.4%
DTE Energy Co.	84,364	11,931,600
Public Service Enterprise Group, Inc.	131,078	10,939,770
Total		22,871,370
Total Utilities		22,871,370
Total Common Stocks (Cost $637,998,806)		1,017,965,254

Corporate Bonds & Notes 8.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Allegheny Technologies, Inc.
10/01/2029	4.875%	21,000	20,640
10/01/2031	5.125%	33,000	32,484
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	7,000	7,196
BAE Systems PLC(a)
03/26/2029	5.125%	803,000	826,988
02/15/2031	1.900%	580,000	510,183
Boeing Co. (The)
05/01/2040	5.705%	1,505,000	1,535,982
08/01/2059	3.950%	808,000	580,158
L3Harris Technologies, Inc.
01/15/2027	5.400%	3,200,000	3,252,360
07/31/2033	5.400%	375,000	390,651
Lockheed Martin Corp.
08/15/2030	4.400%	800,000	806,881
Northrop Grumman Corp.
02/01/2027	3.200%	309,000	305,720
02/01/2029	4.600%	1,600,000	1,625,261
Raytheon Technologies Corp.
03/15/2027	3.500%	3,235,000	3,209,565
03/15/2032	2.375%	1,525,000	1,347,964
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	24,000	25,286
11/15/2030	9.750%	11,000	12,098
TransDigm, Inc.(a)
08/15/2028	6.750%	20,000	20,405
03/01/2029	6.375%	20,000	20,458
12/15/2030	6.875%	68,000	70,470
03/01/2032	6.625%	100,000	103,019
01/15/2033	6.000%	31,000	31,344
05/31/2033	6.375%	100,000	101,403
01/31/2034	6.250%	11,000	11,322
01/31/2034	6.750%	52,000	53,770
Total			14,901,608
Airlines 0.0%
American Airlines, Inc.(a)
05/15/2029	8.500%	59,000	61,548
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	70,290	70,572
Total			132,120
Automotive 0.0%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	31,000	29,454
American Axle & Manufacturing, Inc.(a),(c)
10/15/2032	6.375%	24,000	23,959
10/15/2033	7.750%	68,000	68,534
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	26,000	26,880
09/15/2032	6.750%	43,000	43,949
IHO Verwaltungs GmbH(a),(f)
11/15/2032	8.000%	82,000	86,259
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	25,000	25,012
Nissan Motor Co., Ltd.(a)
07/17/2035	8.125%	76,000	81,536
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	41,000	40,601
03/24/2031	7.500%	44,000	43,674
04/23/2032	6.875%	92,000	88,143
Total			558,001
Banking 1.7%
Ally Financial, Inc.(g)
Subordinated
01/17/2040	6.646%	6,000	5,999
Bank of America Corp.(g)
02/04/2033	2.972%	5,680,000	5,171,917
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(g)
09/11/2031	4.503%	498,000	498,223
01/25/2033	3.057%	2,112,000	1,923,951
09/11/2036	5.174%	188,000	189,876
Goldman Sachs Group, Inc. (The)(g)
04/22/2032	2.615%	2,900,000	2,628,785
HSBC Holdings PLC(g)
05/13/2031	5.240%	378,000	388,805
05/24/2032	2.804%	1,500,000	1,358,819
05/13/2036	5.790%	52,000	54,806
JPMorgan Chase & Co.(g)
07/22/2030	4.995%	5,119,000	5,250,656
10/22/2030	4.603%	36,000	36,405
01/24/2031	5.140%	1,279,000	1,320,808
11/08/2032	2.545%	445,000	399,250
Morgan Stanley(g)
10/18/2030	4.654%	646,000	653,026
Subordinated
09/16/2036	2.484%	1,725,000	1,499,164
Morgan Stanley Private Bank NA(g)
07/18/2031	4.734%	1,676,000	1,701,415
PNC Financial Services Group, Inc. (The)(g)
01/22/2035	5.676%	500,000	527,282
Royal Bank of Canada(g)
08/06/2029	4.498%	1,440,000	1,451,107
10/18/2030	4.650%	539,000	545,467
02/04/2031	5.153%	307,000	316,294
08/06/2031	4.696%	254,000	257,337
US Bancorp(g)
06/12/2034	5.836%	525,000	559,190
Wells Fargo & Co.(g)
04/24/2034	5.389%	2,000,000	2,078,044
Total			28,816,626
Brokerage/Asset Managers/Exchanges 0.0%
AG Issuer LLC(a)
03/01/2028	6.250%	41,000	41,082
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	65,000	70,917
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	98,000	98,512
Focus Financial Partners LLC(a)
09/15/2031	6.750%	51,000	52,260
Hightower Holding LLC(a)
04/15/2029	6.750%	62,000	61,075
01/31/2030	9.125%	59,000	62,904
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	42,000	43,327
08/01/2033	8.000%	59,000	61,171
Total			491,248
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	54,000	51,208
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	22,000	23,136
Interface, Inc.(a)
12/01/2028	5.500%	23,000	22,994
James Hardie International Finance DAC(a)
01/15/2028	5.000%	52,000	51,663
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	10,000	10,164
07/31/2032	6.125%	17,000	17,419
LBM Acquisition LLC(a)
01/15/2029	6.250%	25,000	23,153
06/15/2031	9.500%	50,000	52,723
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	74,000	76,671
03/01/2033	6.750%	40,000	41,569
QXO Building Products, Inc.(a)
04/30/2032	6.750%	44,000	45,686
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	36,000	36,961
08/01/2033	6.250%	19,000	19,264
Standard Industries, Inc.(a)
01/15/2028	4.750%	46,000	45,621
White Cap Buyer LLC(a)
10/15/2028	6.875%	103,000	102,999
Total			621,231
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	55,000	54,656
02/01/2028	5.000%	62,000	61,425
03/01/2030	4.750%	131,000	125,714
08/15/2030	4.500%	144,000	136,012
02/01/2032	4.750%	56,000	51,798
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	57,000	51,880
Charter Communications Operating LLC
06/30/2062	3.950%	700,000	442,589
Comcast Corp.
03/01/2026	3.150%	562,000	559,655

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
04/15/2027	5.500%	9,000	8,547
02/01/2028	5.375%	18,000	15,840
02/01/2029	6.500%	86,000	63,526
01/15/2030	5.750%	43,000	16,377
12/01/2030	4.125%	12,000	7,861
02/15/2031	3.375%	52,000	33,579
DISH DBS Corp.(a)
12/01/2026	5.250%	30,000	29,479
12/01/2028	5.750%	28,000	26,849
DISH Network Corp.(a)
11/15/2027	11.750%	92,000	97,376
EchoStar Corp.
11/30/2029	10.750%	134,611	148,108
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	21,000	20,902
07/01/2029	5.500%	18,000	18,001
Time Warner Cable LLC
05/01/2037	6.550%	1,975,000	2,051,887
Virgin Media Finance PLC(a)
07/15/2030	5.000%	47,000	43,628
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	42,000	41,475
08/15/2030	4.500%	31,000	29,232
VZ Secured Financing BV(a)
01/15/2032	5.000%	128,000	115,823
Total			4,252,219
Chemicals 0.1%
Avient Corp.(a)
11/01/2031	6.250%	23,000	23,355
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	24,000	22,760
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	35,000	34,837
Celanese US Holdings LLC
04/15/2030	6.500%	31,000	31,208
07/15/2032	6.879%	11,000	11,254
04/15/2033	6.750%	70,000	69,688
11/15/2033	7.200%	24,000	24,944
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	17,000	17,311
Element Solutions, Inc.(a)
09/01/2028	3.875%	21,000	20,380
HB Fuller Co.
10/15/2028	4.250%	29,000	28,198
Herens Holdco Sarl(a)
05/15/2028	4.750%	26,000	22,729
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Finance PLC(a)
05/15/2028	6.750%	20,000	19,619
04/15/2029	7.500%	95,000	93,086
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	99,000	98,418
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	58,550	57,764
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	65,000	64,071
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	42,000	40,392
11/15/2028	9.750%	69,000	72,401
10/01/2029	6.250%	47,000	45,611
06/15/2031	7.250%	68,000	68,950
Olympus Water US Holding Corp.(a),(c)
02/15/2033	7.250%	42,000	42,024
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	24,000	24,209
08/15/2033	6.250%	19,000	19,423
Tronox, Inc.(a)
03/15/2029	4.625%	42,000	27,419
09/30/2030	9.125%	39,000	38,210
WR Grace Holdings LLC(a)
06/15/2027	4.875%	13,000	12,922
08/15/2029	5.625%	124,000	115,363
03/01/2031	7.375%	13,000	13,248
08/15/2032	6.625%	84,000	83,065
Total			1,242,859
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	732,000	736,538
Herc Holdings, Inc.(a)
07/15/2027	5.500%	26,000	25,941
06/15/2029	6.625%	34,000	34,938
06/15/2030	7.000%	36,000	37,398
06/15/2033	7.250%	99,000	103,436
John Deere Capital Corp.
07/14/2028	4.950%	1,100,000	1,129,415
Ritchie Bros Holdings, Inc.(a)
03/15/2031	7.750%	60,000	62,794
Total			2,130,460
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	66,000	64,678
12/01/2028	6.125%	105,000	102,950
Match Group Holdings II LLC(a)
10/01/2031	3.625%	4,000	3,626
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(a)
12/15/2027	5.000%	8,000	7,976
06/01/2028	4.625%	22,000	21,620
02/15/2029	5.625%	54,000	53,863
Total			254,713
Consumer Products 0.0%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	78,000	61,455
Newell Brands, Inc.(a)
06/01/2028	8.500%	26,000	27,572
Newell Brands, Inc.
05/15/2030	6.375%	29,000	28,741
05/15/2032	6.625%	28,000	27,632
Opal Bidco SAS(a)
03/31/2032	6.500%	41,000	41,998
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	10,000	9,218
02/01/2032	4.375%	46,000	42,458
Whirlpool Corp.
06/15/2030	6.125%	8,000	8,069
06/15/2033	6.500%	8,000	7,985
Total			255,128
Diversified Manufacturing 0.0%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	7,000	7,191
Chart Industries, Inc.(a)
01/01/2030	7.500%	21,000	21,882
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	102,000	104,935
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	20,000	20,785
Esab Corp.(a)
04/15/2029	6.250%	16,000	16,443
Gates Corp. (The)(a)
07/01/2029	6.875%	10,000	10,375
Madison IAQ LLC(a)
06/30/2029	5.875%	76,000	75,086
Resideo Funding, Inc.(a)
09/01/2029	4.000%	21,000	20,052
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	62,000	61,848
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	63,000	65,300
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	29,000	29,397
03/15/2029	6.375%	11,000	11,327
03/15/2032	6.625%	47,000	48,900
Total			493,521
Electric 0.7%
Alpha Generation LLC(a)
10/15/2032	6.750%	30,000	30,998
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	31,000	31,762
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	59,000	58,268
02/15/2031	3.750%	117,000	107,408
01/15/2032	3.750%	16,000	14,390
Dominion Energy, Inc.
03/15/2035	5.450%	685,000	702,101
DTE Energy Co.
07/01/2027	4.950%	825,000	835,581
Duke Energy Corp.
08/15/2052	5.000%	1,158,000	1,043,406
Duke Energy Indiana LLC
04/01/2053	5.400%	273,000	266,603
Edison International
11/15/2028	5.250%	834,000	840,480
Long Ridge Energy LLC(a)
02/15/2032	8.750%	42,000	43,172
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	996,000	1,007,069
03/15/2035	5.450%	2,300,000	2,378,375
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	34,000	33,357
01/15/2029	7.250%	92,000	94,415
NRG Energy, Inc.(a)
02/15/2029	3.375%	28,000	26,481
06/15/2029	5.250%	21,000	20,948
07/15/2029	5.750%	47,000	47,058
02/15/2031	3.625%	22,000	20,337
02/15/2032	3.875%	7,000	6,455
02/01/2033	6.000%	41,000	41,618
11/01/2034	6.250%	12,000	12,305
NRG Energy, Inc.(a),(c)
01/15/2034	5.750%	36,000	35,961
01/15/2036	6.000%	36,000	36,016
Ohio Edison Co.(a)
01/15/2033	5.500%	1,150,000	1,194,724
Pacific Gas and Electric Co.
01/15/2053	6.750%	1,650,000	1,777,577

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PG&E Corp.(g)
03/15/2055	7.375%	25,000	25,735
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	42,000	41,753
01/15/2030	4.750%	76,000	73,457
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	17,000	17,006
07/31/2027	5.000%	39,000	38,952
10/15/2031	7.750%	75,000	79,463
04/15/2032	6.875%	73,000	76,374
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	23,000	24,116
03/15/2033	8.625%	49,000	51,411
Total			11,135,132
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	49,000	51,292
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	50,000	51,934
Total			103,226
Finance Companies 0.1%
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	24,000	24,076
GGAM Finance Ltd.(a)
02/15/2027	8.000%	12,000	12,285
04/15/2029	6.875%	37,000	38,414
03/15/2030	5.875%	52,000	52,819
goeasy Ltd.(a)
07/01/2029	7.625%	19,000	19,272
05/15/2030	6.875%	8,000	7,958
10/01/2030	7.375%	8,000	8,070
Navient Corp.
03/15/2029	5.500%	7,000	6,864
03/15/2031	11.500%	55,000	62,070
08/01/2033	5.625%	42,000	38,335
OneMain Finance Corp.
01/15/2027	3.500%	19,000	18,567
05/15/2029	6.625%	69,000	71,010
03/15/2030	7.875%	31,000	32,791
05/15/2031	7.500%	57,000	59,635
11/15/2031	7.125%	15,000	15,570
03/15/2032	6.750%	52,000	52,843
03/15/2033	6.500%	58,000	58,091
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	75,000	79,335
Rocket Cos, Inc.(a)
08/01/2030	6.125%	20,000	20,532
08/01/2033	6.375%	25,000	25,825
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	13,000	12,407
03/01/2031	3.875%	32,000	29,896
10/15/2033	4.000%	141,000	128,819
United Wholesale Mortgage LLC(a)
11/15/2025	5.500%	30,000	30,003
06/15/2027	5.750%	7,000	6,994
04/15/2029	5.500%	56,000	55,324
UWM Holdings LLC(a)
02/01/2030	6.625%	52,000	52,900
03/15/2031	6.250%	63,000	62,711
Total			1,083,416
Food and Beverage 0.9%
Bacardi Ltd.(a)
05/15/2028	4.700%	241,000	242,870
05/15/2038	5.150%	3,500,000	3,308,974
Campbell Soup Co.
03/23/2035	4.750%	1,230,000	1,192,124
Chobani Holdco II LLC(a),(f)
10/01/2029	8.750%	36,468	38,646
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	14,000	14,594
Constellation Brands, Inc.
08/01/2029	3.150%	612,000	587,262
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	50,000	50,576
Diageo Investment Corp.
08/15/2030	5.125%	2,340,000	2,424,694
General Mills, Inc.
01/30/2027	4.700%	435,000	438,386
Heineken NV(a)
01/29/2028	3.500%	1,140,000	1,126,250
Kraft Heinz Foods Co.
06/01/2026	3.000%	1,425,000	1,413,164
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	23,000	21,733
Mars, Inc.(a)
04/20/2028	4.550%	1,375,000	1,392,199
03/01/2035	5.200%	1,826,000	1,865,880
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	868,000	876,838
Post Holdings, Inc.(a)
04/15/2030	4.625%	74,000	71,367
09/15/2031	4.500%	18,000	16,837
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	77,000	77,099
04/30/2029	4.375%	38,000	36,845
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	49,000	47,025
US Foods, Inc.(a)
09/15/2028	6.875%	32,000	33,008
02/15/2029	4.750%	52,000	51,284
06/01/2030	4.625%	34,000	33,259
Total			15,360,914
Gaming 0.1%
Boyd Gaming Corp.
12/01/2027	4.750%	8,000	7,969
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	39,000	37,284
02/15/2030	7.000%	85,000	87,443
02/15/2032	6.500%	35,000	35,700
10/15/2032	6.000%	53,000	52,192
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	15,000	15,000
Churchill Downs, Inc.(a)
05/01/2031	6.750%	32,000	32,839
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	59,000	61,409
10/01/2033	6.250%	44,000	44,069
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	46,000	43,125
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	51,000	51,943
Rivers Enterprise Lender LLC/Corp.(a),(c)
10/15/2030	6.250%	31,000	31,286
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	104,000	96,624
Voyager Parent LLC(a)
07/01/2032	9.250%	39,000	41,243
Total			638,126
Health Care 0.5%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	58,000	57,530
04/15/2029	5.000%	30,000	29,442
03/15/2033	7.375%	47,000	48,838
Avantor Funding, Inc.(a)
07/15/2028	4.625%	25,000	24,596
11/01/2029	3.875%	65,000	61,847
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	32,000	33,394
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	25,000	24,471
03/15/2029	3.750%	39,000	36,971
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	39,000	31,013
05/15/2030	5.250%	70,000	63,352
01/15/2032	10.875%	19,000	20,131
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	39,000	40,541
CVS Health Corp.
03/25/2038	4.780%	1,080,000	1,012,619
03/25/2048	5.050%	840,000	747,844
DaVita, Inc.(a)
07/15/2033	6.750%	33,000	34,025
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	2,160,000	2,226,722
HCA, Inc.
09/01/2030	3.500%	3,900,000	3,724,905
IQVIA, Inc.(a)
05/15/2027	5.000%	18,000	17,960
05/15/2030	6.500%	16,000	16,546
06/01/2032	6.250%	50,000	51,544
LifePoint Health, Inc.(a)
10/15/2030	11.000%	13,000	14,331
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	22,000	22,580
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	159,000	157,681
Select Medical Corp.(a)
12/01/2032	6.250%	61,000	61,027
Star Parent, Inc.(a)
10/01/2030	9.000%	98,000	103,799
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	70,000	71,966
Tenet Healthcare Corp.
02/01/2027	6.250%	48,000	48,014
11/01/2027	5.125%	37,000	36,960
10/01/2028	6.125%	51,000	51,085
01/15/2030	4.375%	22,000	21,403
06/15/2030	6.125%	26,000	26,361
05/15/2031	6.750%	59,000	61,112
Total			8,980,610
Healthcare Insurance 0.2%
UnitedHealth Group, Inc.
01/15/2031	4.650%	500,000	506,713
04/15/2034	5.000%	2,519,000	2,558,246
04/15/2054	5.375%	7,000	6,712
Total			3,071,671

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	30,000	30,430
Independent Energy 0.2%
APA Corp.
02/15/2055	6.750%	482,000	486,086
Baytex Energy Corp.(a)
04/30/2030	8.500%	29,000	29,840
03/15/2032	7.375%	14,000	13,715
Civitas Resources, Inc.(a)
07/01/2028	8.375%	4,000	4,149
11/01/2030	8.625%	5,000	5,175
07/01/2031	8.750%	64,000	65,590
06/15/2033	9.625%	73,000	77,226
CNX Resources Corp.(a)
01/15/2029	6.000%	51,000	51,144
01/15/2031	7.375%	8,000	8,276
03/01/2032	7.250%	32,000	33,219
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	81,000	81,029
Comstock Resources, Inc.(a)
03/01/2029	6.750%	36,000	35,941
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	50,000	50,119
02/01/2029	5.750%	11,000	10,857
04/15/2030	6.000%	16,000	15,768
04/15/2032	6.250%	19,000	18,300
11/01/2033	8.375%	58,000	60,884
02/15/2035	7.250%	51,000	49,904
Matador Resources Co.(a)
04/15/2028	6.875%	39,000	39,820
04/15/2032	6.500%	74,000	74,848
04/15/2033	6.250%	18,000	18,115
Occidental Petroleum Corp.
08/01/2027	5.000%	327,000	330,667
10/01/2054	6.050%	820,000	799,963
Permian Resources Operating LLC(a)
04/15/2027	8.000%	19,000	19,317
01/15/2032	7.000%	61,000	63,384
02/01/2033	6.250%	24,000	24,454
SM Energy Co.
09/15/2026	6.750%	41,000	41,006
SM Energy Co.(a)
08/01/2029	6.750%	35,000	35,201
08/01/2032	7.000%	17,000	16,997
Total			2,560,994
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	1,700,000	1,734,584
03/17/2052	3.001%	840,000	546,845
Total			2,281,429
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	53,000	52,003
Carnival Corp.(a)
05/01/2029	6.000%	48,000	48,720
03/15/2030	5.750%	34,000	34,733
08/01/2032	5.750%	82,000	83,499
02/15/2033	6.125%	68,000	69,721
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	35,000	35,154
Cinemark USA, Inc.(a)
07/15/2028	5.250%	41,000	40,815
08/01/2032	7.000%	30,000	31,255
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	44,000	44,003
NCL Corp., Ltd.(a)
01/15/2031	5.875%	60,000	59,990
02/01/2032	6.750%	49,000	50,405
09/15/2033	6.250%	37,000	37,192
NCL Finance Ltd.(a)
03/15/2028	6.125%	33,000	33,691
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	119,000	119,005
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	41,000	41,785
Vail Resorts, Inc.(a)
05/15/2032	6.500%	23,000	23,803
Viking Cruises Ltd.(a)
09/15/2027	5.875%	39,000	39,011
07/15/2031	9.125%	56,000	60,142
Viking Cruises Ltd.(a),(c)
10/15/2033	5.875%	76,000	75,932
Total			980,859
Life Insurance 0.2%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	4,000	4,139
Met Tower Global Funding(a)
10/01/2027	4.000%	1,067,000	1,066,017
04/12/2029	5.250%	1,013,000	1,047,477
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Principal Life Global Funding II(a)
01/09/2028	4.800%	492,000	498,333
11/27/2029	4.950%	297,000	303,878
Total			2,919,844
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	14,000	14,303
09/15/2033	5.750%	23,000	23,325
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	52,000	52,793
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	66,000	65,762
Total			156,183
Media and Entertainment 0.1%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	42,000	41,941
06/01/2029	7.500%	66,000	64,121
04/01/2030	7.875%	59,000	61,959
02/15/2031	7.125%	39,000	40,364
03/15/2033	7.500%	39,000	40,822
Gray Media, Inc.(a)
07/15/2032	9.625%	9,000	9,190
08/15/2033	7.250%	16,000	15,871
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	6,118	5,539
08/15/2030	7.750%	14,410	11,970
Mav Acquisition Corp.(a)
08/01/2029	8.000%	30,000	30,547
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	30,000	31,171
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	31,000	30,832
01/15/2029	4.250%	23,000	22,100
03/15/2030	4.625%	24,000	23,084
02/15/2031	7.375%	29,000	30,608
Roblox Corp.(a)
05/01/2030	3.875%	46,000	43,913
Snap, Inc.(a)
03/01/2033	6.875%	51,000	52,178
03/15/2034	6.875%	56,000	56,753
Univision Communications, Inc.(a)
08/15/2028	8.000%	28,000	29,006
05/01/2029	4.500%	15,000	14,153
06/30/2030	7.375%	19,000	19,224
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	30,000	27,504
03/15/2042	5.050%	93,000	74,196
03/15/2052	5.141%	15,000	11,174
Total			788,220
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	13,000	13,643
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	11,000	11,218
03/15/2032	7.000%	7,000	7,077
05/01/2033	7.375%	6,000	6,124
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	21,000	21,973
Constellium SE(a)
06/15/2028	5.625%	25,000	24,947
04/15/2029	3.750%	32,000	30,436
08/15/2032	6.375%	22,000	22,482
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	33,000	32,914
04/01/2029	6.125%	72,000	72,619
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	43,000	42,520
06/01/2031	4.500%	34,000	32,071
Novelis Corp.(a)
01/30/2030	4.750%	54,000	52,114
08/15/2031	3.875%	54,000	49,183
08/15/2033	6.375%	34,000	34,352
Novelis, Inc.(a)
01/30/2030	6.875%	11,000	11,395
Total			465,068
Midstream 0.2%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	48,000	50,268
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	69,000	71,091
CNX Midstream Partners LP(a)
04/15/2030	4.750%	75,000	71,906
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	93,000	97,006
06/30/2033	7.375%	86,000	87,534
Enbridge, Inc.
04/05/2027	5.250%	1,160,000	1,178,094
Hess Midstream Operations LP(a)
03/01/2028	5.875%	10,000	10,191
10/15/2030	5.500%	20,000	20,136

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ITT Holdings LLC(a)
08/01/2029	6.500%	6,000	5,899
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	660,000	638,478
NuStar Logistics LP
10/01/2030	6.375%	24,000	24,861
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	20,000	20,880
Sunoco LP(a),(g),(h)
	7.875%	39,000	39,695
Sunoco LP(a)
05/01/2032	7.250%	38,000	39,906
07/01/2033	6.250%	59,000	60,047
Sunoco LP/Finance Corp.
04/30/2030	4.500%	29,000	27,964
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	71,000	74,036
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	22,000	21,076
08/15/2031	4.125%	53,000	50,046
11/01/2033	3.875%	58,000	52,293
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	78,000	80,764
02/01/2029	9.500%	14,000	15,436
01/15/2030	7.000%	35,000	36,224
06/01/2031	8.375%	49,000	51,456
02/01/2032	9.875%	26,000	28,311
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	25,000	27,627
01/15/2034	6.500%	57,000	60,091
05/01/2035	7.750%	25,000	28,221
01/15/2036	6.750%	122,000	129,710
Western Midstream Operating LP
04/01/2033	6.150%	764,000	807,535
Total			3,906,782
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	585,000	566,660
Southern Co Gas Capital Corp.
09/15/2028	4.050%	520,000	519,442
Total			1,086,102
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2027	6.875%	40,000	40,058
04/01/2028	6.250%	51,000	51,077
09/01/2032	6.625%	30,000	30,795
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	49,000	50,834
10/01/2033	6.500%	32,000	32,574
10/01/2035	6.750%	19,000	19,507
Nabors Industries, Inc.(a)
01/31/2030	9.125%	65,000	67,618
08/15/2031	8.875%	48,000	44,712
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	38,323	39,431
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	34,000	34,868
Transocean, Inc.(a)
05/15/2029	8.250%	11,000	10,857
05/15/2031	8.500%	18,000	17,644
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	40,000	40,016
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	40,000	41,313
Total			521,304
Other Industry 0.0%
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	12,000	12,276
04/15/2030	6.625%	30,000	30,870
10/01/2031	7.375%	10,000	10,420
Total			53,566
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	42,000	41,252
07/15/2031	7.000%	61,000	64,092
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	42,000	41,947
05/15/2029	4.875%	21,000	20,469
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	20,000	20,626
04/01/2032	6.500%	41,000	42,171
06/15/2033	6.500%	23,000	23,685
Service Properties Trust
06/15/2029	8.375%	15,000	15,230
Service Properties Trust(a)
11/15/2031	8.625%	26,000	27,683
Total			297,155
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	63,000	63,020
09/01/2029	4.000%	103,000	95,291
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	30,000	30,367
04/15/2030	8.750%	81,000	83,210
04/15/2032	6.750%	20,000	20,543
Total			292,431
Pharmaceuticals 0.9%
1261229 BC Ltd.(a)
04/15/2032	10.000%	95,000	97,560
AbbVie, Inc.
03/15/2029	4.800%	4,131,000	4,223,525
11/21/2029	3.200%	1,232,000	1,188,343
Amgen, Inc.
03/02/2033	5.250%	1,240,000	1,284,547
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	5,000	4,959
06/01/2028	4.875%	5,000	4,478
09/30/2028	11.000%	11,000	11,476
02/15/2029	6.250%	10,000	7,807
Gilead Sciences, Inc.
03/01/2026	3.650%	5,690,000	5,681,799
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	85,000	82,535
Organon Finance 1 LLC(a)
04/30/2028	4.125%	18,000	17,392
04/30/2031	5.125%	36,000	31,499
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	1,685,000	1,688,308
Total			14,324,228
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	20,000	20,878
08/01/2029	6.000%	31,000	30,706
11/06/2030	7.500%	30,000	31,266
07/01/2032	6.750%	21,000	21,644
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	59,000	59,144
04/15/2028	6.750%	32,000	32,533
11/01/2029	5.875%	31,000	30,844
01/15/2031	7.000%	100,000	103,351
10/01/2031	6.500%	15,000	15,362
10/01/2032	7.375%	61,000	63,003
AmWINS Group, Inc.(a)
02/15/2029	6.375%	50,000	50,986
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	53,000	55,455
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	72,000	75,764
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	93,000	92,773
HUB International Ltd.(a)
12/01/2029	5.625%	43,000	42,985
01/31/2032	7.375%	61,000	63,663
HUB International, Ltd.(a)
06/15/2030	7.250%	85,000	88,671
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	68,000	70,726
Ryan Specialty LLC(a)
08/01/2032	5.875%	46,000	46,545
Total			996,299
Railroads 0.1%
Canadian Pacific Railway Co.
12/02/2031	2.450%	1,287,000	1,146,248
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	60,000	61,027
Norfolk Southern Corp.
06/15/2026	2.900%	868,000	860,283
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	98,000	101,449
Total			2,169,007
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	31,000	31,427
10/15/2030	4.000%	55,000	51,841
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	67,000	62,918
Total			146,186
Retailers 0.1%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	19,000	19,569
08/01/2033	7.375%	20,000	20,627
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	34,000	32,980
Beach Acquisition Bidco LLC(a),(f)
07/15/2033	10.000%	69,000	74,531
Belron UK Finance PLC(a)
10/15/2029	5.750%	15,000	15,194
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%	20,000	20,464
Hanesbrands, Inc.(a)
02/15/2031	9.000%	18,000	19,065

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
06/15/2029	7.500%	39,000	40,049
L Brands, Inc.(a)
10/01/2030	6.625%	24,000	24,548
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	58,000	61,318
Lithia Motors, Inc.(a)
01/15/2031	4.375%	20,000	18,985
Lowe’s Companies, Inc.
04/01/2052	4.250%	378,000	305,042
04/01/2062	4.450%	590,000	470,759
Walmart, Inc.
04/28/2035	4.900%	641,000	658,641
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	57,000	52,120
Total			1,833,892
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	25,000	24,998
03/15/2029	3.500%	46,000	43,732
Total			68,730
Technology 0.5%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	61,000	63,378
Block, Inc.(a)
08/15/2030	5.625%	32,000	32,413
08/15/2033	6.000%	25,000	25,612
Block, Inc.
05/15/2032	6.500%	69,000	71,453
Broadcom, Inc.
04/15/2028	4.800%	808,000	822,962
Broadcom, Inc.(a)
11/15/2036	3.187%	1,774,000	1,514,391
CACI International, Inc.(a)
06/15/2033	6.375%	42,000	43,371
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	14,000	12,359
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	11,000	9,522
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	102,000	96,390
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	144,000	149,224
06/30/2032	8.250%	74,000	78,545
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	145,000	134,721
Entegris Escrow Corp.(a)
06/15/2030	5.950%	101,000	102,429
Fair Isaac Corp.(a)
05/15/2033	6.000%	35,000	35,566
Gen Digital, Inc.(a)
04/01/2033	6.250%	41,000	41,997
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	52,000	55,175
HealthEquity, Inc.(a)
10/01/2029	4.500%	22,000	21,352
Intel Corp.
03/25/2050	4.750%	675,000	571,020
International Business Machines Corp.
05/15/2026	3.300%	1,695,000	1,686,494
ION Platform Finance US, Inc.(a),(c)
09/30/2032	7.875%	48,000	47,685
ION Trading Technologies Sarl(a)
05/30/2029	9.500%	200,000	210,997
Iron Mountain, Inc.(a)
09/15/2027	4.875%	14,000	13,936
07/15/2028	5.000%	46,000	45,776
02/15/2029	7.000%	17,000	17,505
01/15/2033	6.250%	15,000	15,304
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	93,000	92,261
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	85,000	92,032
NCR Corp.(a)
10/01/2028	5.000%	74,000	72,897
04/15/2029	5.125%	31,000	30,571
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	93,000	91,300
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,550,000	1,486,080
Picard Midco, Inc.(a)
03/31/2029	6.500%	84,000	84,800
Science Applications International Corp.(a)
11/01/2033	5.875%	31,000	31,011
Seagate Data Storage Technology Pte Ltd.(a)
12/15/2029	8.250%	19,000	20,125
07/15/2031	8.500%	12,000	12,730
Sensata Technologies BV(a)
09/01/2030	5.875%	43,000	43,314
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	55,000	56,848
Synaptics, Inc.(a)
06/15/2029	4.000%	16,000	15,320
UKG, Inc.(a)
02/01/2031	6.875%	81,000	83,598
WEX, Inc.(a)
03/15/2033	6.500%	41,000	41,914
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	99,000	93,768
Total			8,268,146
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	22,000	22,815
02/15/2031	8.000%	41,000	42,374
06/15/2032	8.375%	23,000	24,096
ERAC USA Finance LLC(a)
10/15/2037	7.000%	725,000	845,498
Total			934,783
Wireless 0.0%
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	63,000	59,241
Wirelines 0.0%
Fibercop SpA(a)
07/18/2036	7.200%	11,000	11,145
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	35,000	36,570
03/15/2031	8.625%	57,000	60,199
Iliad Holding SAS(a)
10/15/2028	7.000%	68,000	69,199
Iliad Holding SASU(a)
04/15/2032	7.000%	32,000	32,661
Optics Bidco SpA(a)
06/04/2038	7.721%	9,000	9,137
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	40,000	41,467
Windstream Services LLC(a),(c)
10/15/2033	7.500%	29,000	28,993
Total			289,371
Total Corporate Bonds & Notes (Cost $136,819,486)			139,953,079

Exchange-Traded Equity Funds 1.9%
	Shares	Value ($)
U.S. Mid Large Cap 1.9%
iShares Core MSCI EAFE ETF	355,182	31,010,940
Total Exchange-Traded Equity Funds (Cost $23,810,275)		31,010,940

Foreign Government Obligations(i) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	12,000	12,582
02/15/2030	9.000%	76,000	81,542
12/01/2031	7.000%	13,000	13,692
Total			107,816
Total Foreign Government Obligations (Cost $101,498)			107,816

Residential Mortgage-Backed Securities - Agency 13.9%

Fannie Mae REMICS(b),(j)
CMO Series 2024-6 Class AS
30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.580%	5,377,206	623,341
Fannie Mae REMICS(b)
CMO Series 2024-87 Class FA
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 12/25/2054	5.756%	2,997,351	3,020,041
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.206%	2,472,522	2,444,717
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	7.656%	3,161,050	3,232,269
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	5.556%	3,162,899	3,167,929
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	6.000%	5,418,899	5,462,609
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	5.237%	6,000,000	5,939,967

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2032	6.000%	7,143	7,302
04/01/2032	7.000%	7,143	7,465
07/01/2032	6.500%	2,461	2,542
01/01/2033	3.000%	337,216	328,355
12/01/2051- 06/01/2052	2.500%	12,701,282	10,745,187
07/01/2052	3.500%	3,818,627	3,492,201
07/01/2052- 01/01/2055	4.500%	11,378,011	11,086,005
11/01/2052- 01/01/2054	4.000%	20,366,275	19,313,748
12/01/2054	5.000%	3,084,246	3,087,851
05/01/2055	5.500%	2,942,470	2,994,409
Federal Home Loan Mortgage Corp.(k)
05/01/2032	6.500%	69,550	72,318
06/01/2037	6.000%	21,414	22,411
02/01/2038	5.500%	114,067	118,410
07/01/2043	3.000%	102,884	94,688
Federal Home Loan Mortgage Corp.(b),(j)
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	1.463%	3,782,419	400,839
Federal Home Loan Mortgage Corp. REMICS(b),(j)
CMO Series 4906 Class QS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.580%	3,052,788	425,274
CMO Series 5228 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 9,999.000% 01/25/2047	1.539%	3,317,535	392,622
CMO Series 5440 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 07/25/2054	1.544%	6,828,961	689,414
Federal National Mortgage Association
03/01/2026- 12/01/2032	7.000%	119,690	124,958
10/01/2026- 04/01/2052	3.500%	1,515,844	1,391,066
11/01/2026- 01/01/2029	4.000%	25,400	25,296
08/01/2028- 09/01/2032	6.500%	25,250	26,231
12/01/2028- 09/01/2054	6.000%	13,309,874	13,631,188
02/01/2038- 03/01/2054	5.500%	5,410,773	5,465,605
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/01/2051	2.500%	5,498,160	4,678,806
02/01/2052- 03/01/2052	2.000%	9,798,377	8,002,773
04/01/2052	3.000%	3,884,611	3,418,571
08/01/2053- 12/01/2054	5.000%	19,591,012	19,559,739
12/01/2054	4.500%	5,500,000	5,344,723
Federal National Mortgage Association(k)
02/01/2031	3.500%	52,406	51,899
Federal National Mortgage Association REMICS(b),(j)
CMO Series 2017-76 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2057	1.630%	2,953,361	392,958
CMO Series 2023-50 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2049	1.530%	3,454,557	345,138
CMO Series 2024-74 Class SW
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/25/2054	1.644%	5,096,454	504,511
Freddie Mac REMICS(b)
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	5.456%	4,370,691	4,365,273
CMO Series 5500 Class FQ
30-day Average SOFR + 1.430% Floor 1.430%, Cap 6.500% 10/25/2054	5.786%	3,379,104	3,390,940
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.082%	3,259,875	3,368,910
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.082%	7,267,195	7,530,764
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	5.676%	3,202,028	3,211,959
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.082%	1,839,635	1,891,870
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5560 Class MB
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	7.932%	3,272,339	3,375,934
Freddie Mac REMICS(b),(j)
CMO Series 5573 Class SA
-1.0 x 30-day Average SOFR + 5.150% Cap 5.150% 09/25/2055	0.794%	5,146,760	334,572
Government National Mortgage Association(b),(j)
CMO Series 2019-22 Class SM
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.800%	3,374,502	421,957
CMO Series 2020-101 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.950%	2,506,654	321,767
CMO Series 2020-77 Class KS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 05/20/2049	1.850%	3,294,111	441,026
CMO Series 2021-154 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.050%	6,042,599	847,703
CMO Series 2021-55 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.050%	2,627,574	359,629
CMO Series 2021-58 Class SN
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.050%	2,565,308	309,030
CMO Series 2021-66 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.050%	4,856,384	665,496
CMO Series 2021-74 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.050%	3,042,066	416,357
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-98 Class KS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	2.050%	2,391,015	352,987
CMO Series 2024-126 Class SG
30-day Average SOFR + 6.650% Cap 6.650% 08/20/2054	2.261%	7,215,307	896,246
CMO Series 2024-159 Class CS
30-day Average SOFR + 5.500% Cap 5.500% 10/20/2054	1.111%	15,763,021	1,174,712
CMO Series 2024-184 Class SX
30-day Average SOFR + 5.250% Cap 5.250% 11/20/2054	0.861%	9,821,064	641,756
CMO Series 2024-196 Class SK
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 12/20/2054	1.711%	2,952,712	273,160
CMO Series 2024-197 Class LS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	1.611%	8,388,513	794,924
CMO Series 2024-197 Class SH
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	1.611%	10,517,406	946,245
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.661%	10,032,099	1,171,397
CMO Series 2024-204 Class ES
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.661%	7,882,471	926,672
CMO Series 2024-22D Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2051	1.800%	6,015,956	745,540
Government National Mortgage Association(j)
CMO Series 2024-22 Class EI
01/20/2052	3.500%	7,877,393	1,513,700
CMO Series 2024-28 Class IM
01/20/2050	4.000%	2,317,569	343,489

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.185%	2,484,596	2,557,351
Uniform Mortgage-Backed Security TBA(c)
10/16/2040- 10/14/2055	3.000%	17,825,000	15,799,200
10/16/2040- 10/14/2055	3.500%	12,600,000	11,764,302
10/16/2040- 10/14/2055	4.000%	2,400,000	2,302,702
10/14/2055	4.500%	8,800,000	8,534,749
10/14/2055	5.500%	10,000,000	10,082,380
Total Residential Mortgage-Backed Securities - Agency (Cost $229,319,541)			232,210,075

Residential Mortgage-Backed Securities - Non-Agency 7.6%

A&D Mortgage Trust(a),(g)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	3,626,321	3,676,814
CMO Series 2025-NQM3 Class A1
08/25/2070	5.374%	2,389,864	2,408,851
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	2,460,000	2,461,777
ACHM Trust(a),(d)
CMO Series 2025-HE2 Class A
08/25/2055	5.404%	4,360,733	4,363,412
Ajax Mortgage Loan Trust(a),(d)
CMO Series 2021-A Class A1
09/25/2065	1.065%	1,625,483	1,469,351
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	87,243	80,008
CMO Series 2020-6 Class M1
05/25/2065	2.805%	400,000	329,625
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	244,081	232,426
Angel Oak Mortgage Trust(a),(g)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	3,345,173	3,332,698
BRAVO Residential Funding Trust(a),(d)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	71,403	69,575
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	207,820	204,254
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	626,435	585,498
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	255,216	239,781
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	91,598	89,487
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	725,159	736,008
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	425,000	394,129
BRAVO Residential Funding Trust(a),(g)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	371,128	375,261
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	978,518	990,740
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	1,351,486	1,368,690
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	1,580,501	1,517,204
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	602,742	604,696
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	252,955	227,296
COLT Mortgage Loan Trust(a),(d)
CMO Series 2022-1 Class A1
12/27/2066	2.284%	1,642,075	1,513,346
CMO Series 2022-4 Class A1
03/25/2067	4.301%	1,424,038	1,432,529
COLT Mortgage Loan Trust(a),(g)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	988,848	997,477
CMO Series 2025-7 Class A1
06/25/2070	5.470%	4,987,882	5,034,558
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	7.456%	975,000	1,001,565
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	470,980	397,105
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	142,508	130,544
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	175,000	140,394
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	751,019	575,148
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	375,000	279,563
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-ATH3 Class A1
08/25/2067	4.991%	628,718	626,461
Cross Mortgage Trust(a),(g)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	369,192	373,440
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	1,109,269	1,071,547
CMO Series 2021-RPL4 Class A1
12/27/2060	4.136%	817,722	818,056
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	1,215,808	1,255,932
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	468,072	424,011
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	274,635	266,688
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	49,379	47,745
CMO Series 2020-1 Class A1
05/25/2065	2.006%	2,533	2,518
CMO Series 2022-2 Class A1
04/25/2067	4.299%	4,198,305	4,237,675
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	854,064	862,144
FIGRE Trust(a),(g)
CMO Series 2025-FL1 Class A1
07/25/2055	5.265%	1,283,006	1,285,912
FIGRE Trust(a),(d)
CMO Series 2025-PF2 Class A
10/25/2055	5.017%	1,400,000	1,395,281
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.006%	170,356	171,296
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	7.256%	1,100,000	1,131,326
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.506%	150,880	151,810
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	1,587,400	1,551,094
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	7.306%	802,582	818,168
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	5.206%	843,675	843,240
GCAT Trust(a),(d)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	409,395	398,940
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	1,585,754	1,479,799
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	4,335,031	4,380,456
CMO Series 2025-NQM5 Class A1
08/25/2070	5.029%	3,520,000	3,518,269
GCAT Trust(a),(g)
CMO Series 2023-NQM2 Class A1
11/25/2067	5.837%	1,215,324	1,213,357
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	200,966	191,458
GS Mortgage-Backed Securities Trust(a),(g)
CMO Series 2025-NQM4 Class A1
10/25/2065	5.003%	2,000,000	1,998,825
HOMES Trust(a),(g)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	1,616,743	1,626,827
CMO Series 2025-NQM4 Class A1
08/25/2070	5.220%	1,591,883	1,600,189
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	302,167	299,319
JPMorgan Mortgage Trust(a),(d)
CMO Series 2025-VIS3 Class A1
02/25/2066	5.024%	3,300,000	3,302,298
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	919,805	920,164
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	1,636,737	1,635,461
LHOME Mortgage Trust(a),(g)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	700,000	703,874
MetLife Securitization Trust(a),(d)
CMO Series 2018-1A Class A
03/25/2057	3.750%	276,229	269,603
MFA Trust(a),(d)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	475,000	435,832
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	344,248	324,315

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(g)
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	3,990,356	3,979,213
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	316,999	319,761
CMO Series 2025-NQM3 Class A1
08/25/2070	5.261%	1,579,346	1,587,948
MFRA Trust(a),(d)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	63,009	61,261
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	11,781	11,459
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	19,697	19,170
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	327,187	323,411
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	1,150,000	1,050,052
Morgan Stanley Residential Mortgage Loan Trust(a),(g)
CMO Series 2025-DSC2 Class A1
07/25/2070	5.443%	1,390,399	1,404,303
CMO Series 2025-NQM7 Class A1
09/25/2070	4.947%	2,600,000	2,594,317
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	99,372	95,141
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	188,142	187,469
NYMT Loan Trust(a),(g)
CMO Series 2025-INV2 Class A1
10/25/2060	5.000%	2,166,667	2,165,315
OBX Trust(a),(d)
CMO Series 2023-NQM1 Class A1
11/25/2062	6.120%	652,112	650,976
OBX Trust(a),(g)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	1,091,527	1,107,010
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	898,916	911,952
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	2,644,617	2,668,674
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	141,758	133,951
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRKCM Trust(a),(d)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	2,000,000	1,452,636
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	1,475,000	1,096,251
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	1,300,000	927,751
PRPM LLC(a),(g)
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	710,375	696,058
CMO Series 2025-RCF4 Class A2
08/25/2055	4.500%	685,000	663,363
PRPM Trust(a),(g)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	139,811	141,289
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	462,285	468,084
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	2,646,865	2,671,334
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	7.858%	280,180	282,603
Residential Mortgage Loan Trust(a),(d)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	15,776	15,634
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	126,352	125,012
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	56,613	54,508
CMO Series 2021-4 Class M1
08/25/2056	2.400%	525,000	403,683
Towd Point Mortgage Trust(a),(d)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	35,154	34,835
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	142,423	141,439
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	5.272%	200,996	201,208
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	5.272%	265,089	272,459
Vericrest Opportunity Loan Transferee(a),(g)
CMO Series 2021-NP11 Class A1
08/25/2051	5.868%	495,612	495,473
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XCVII LLC(a),(g)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	180,457	180,427
Vericrest Opportunity Loan Trust CI LLC(a),(g)
CMO Series 2021-NP10 Class A1
05/25/2051	5.992%	168,536	168,503
Verus Securitization Trust(a),(d)
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	62,631	60,818
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	79,333	77,090
Verus Securitization Trust(a),(g)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	2,732,649	2,587,272
CMO Series 2023-1 Class A1
12/25/2067	5.850%	960,580	959,264
CMO Series 2023-6 Class A2
09/25/2068	6.939%	413,610	418,692
CMO Series 2023-8 Class A1
12/25/2068	6.259%	337,212	341,494
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	2,093,830	2,093,496
CMO Series 2024-1 Class A1
01/25/2069	5.712%	1,593,904	1,605,785
CMO Series 2024-3 Class A1
04/25/2069	6.338%	1,267,855	1,286,690
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	1,059,163	1,072,746
CMO Series 2025-7 Class A1
08/25/2070	5.129%	3,452,159	3,456,963
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	38,504	38,015
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	59,350	57,139
CMO Series 2020-1R Class A3
11/25/2055	1.873%	69,241	66,787
Vista Point Securitization Trust(a),(d)
CMO Series 2025-CES2 Class A1
08/25/2055	5.601%	2,021,013	2,023,251
Vista Point Securitization Trust(a),(g)
CMO Series 2025-CES2 Class A3
08/25/2055	6.117%	1,450,000	1,457,449
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $128,313,730)			126,260,024

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.0%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(l)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.575%	8,977	9,011
Property & Casualty 0.0%
Truist Insurance Holdings LLC(b),(l)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	8.752%	13,036	13,260
Retailers 0.0%
Hanesbrands, Inc.(b),(l)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/07/2032	6.913%	6,418	6,434
Technology 0.0%
Ascend Learning LLC(b),(l)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.163%	52,301	52,225
DCert Buyer, Inc.(b),(l)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.163%	12,000	10,890
Ellucian Holdings, Inc.(b),(l)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/22/2032	8.913%	20,000	20,417
Total			83,532
Total Senior Loans (Cost $112,387)			112,237

U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(k)
05/15/2047	3.000%	7,550,000	5,747,438
Total U.S. Treasury Obligations (Cost $5,993,229)			5,747,438

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(m),(n)	58,661,793	58,644,194
Total Money Market Funds (Cost $58,645,994)		58,644,194
Total Investments in Securities (Cost: $1,332,316,083)		1,723,116,366
Other Assets & Liabilities, Net		(49,433,355)
Net Assets		1,673,683,011
At September 30, 2025, securities and/or cash totaling $4,065,898 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	39	12/2025	USD	4,547,156	113,877	—
U.S. Long Bond	208	12/2025	USD	24,251,500	—	(49,581)
U.S. Treasury 10-Year Note	581	12/2025	USD	65,362,500	189,537	—
U.S. Treasury 10-Year Note	45	12/2025	USD	5,062,500	—	(43,668)
U.S. Treasury 5-Year Note	497	12/2025	USD	54,270,071	3,861	—
U.S. Treasury Ultra Bond	72	12/2025	USD	8,644,500	—	(96,146)
Total					307,275	(189,395)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(198)	12/2025	USD	(41,262,891)	8,905	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $265,750,844, which represents 15.88% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2025.
(c)	Represents a security purchased on a when-issued basis.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2025.

(e)	Non-income producing investment.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2025.

(h)	Perpetual security with no specified maturity date.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(l)
The stated interest rate represents the weighted average interest rate at September 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(n)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	125,724,450	275,172,207	(342,248,885)	(3,578)	58,644,194	(9,963)	3,521,039	58,661,793
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – Balanced Fund  | 2025

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